Supplement to the Prospectus dated January 28, 2014

Supplement dated October 1, 2014

IMPORTANT NOTICE REGARDING REDUCTION IN FUND EXPENSES

Effective October 1, 2014, the Fund's adviser, Pekin Singer Strauss Asset Management, Inc., has contractually agreed to lower its management fee from 1.00% to 0.85%, and to lower the Fund's expense cap from 0.99% to 0.95%. Accordingly, the sub-section Fees and Expenses of the Fund in the Summary Section of the Fund's prospectus is replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Redemption Fee (as a percentage of the amount redeemed within 90 calendar days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	NONE	NONE
Other Expenses	0.51%	0.26%
Acquired Fund Fees and Expenses	0.10%	0.10%
Total Annual Fund Operating Expenses	1.46%	1.21%
Fee Waiver/Expense Reimbursement[2]	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[2]	1.35%	1.10%

[1] Restated to reflect the Fund's new, lower management fee and the Adviser's contractual obligation to cap certain Fund operating expenses.

[2] Effective October 1, 2014, the Fund's Adviser contractually has agreed to waive its management fee and/or reimburse Fund operating expenses so that total annual operating expenses for each class (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Investor Class only); borrowing costs such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary litigation expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 0.95% of the average daily net assets of each Class through January 31, 2016. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within three fiscal years; provided that the Fund is able to make the repayment without exceeding the 0.95% limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Only the 1-year number shown below reflects the Adviser's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be different, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$137	$451	$787	$1,737
Institutional Class	$112	$373	$654	$1,456

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